Description of Business and Basis of Presentation (Details Narrative) - USD ($)				1 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Sep. 15, 2025	Nov. 12, 2024	Sep. 27, 2024	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Aug. 11, 2025	Mar. 22, 2024
Common stock par value						$ 0.0001		$ 0.0001
Net loss						$ 51,450
Accumulated deficit						51,450		$ 51,450
Common Stock [Member]
Net loss
Willow Lane Acquisition Corp [Member]
Proceeds from Issuance of Private Placement							$ 5,145,722
Deferred Costs, Noncurrent						7,538,114		7,538,114
Expense Related to Distribution or Servicing and Underwriting Fees								2,530,000
Deferred underwriting fees						4,427,500		4,427,500
Other Deferred Costs, Net						580,614		$ 580,614
Trust account balance percentage								80.00%
Voting securities percentage								50.00%
Payments to Acquire Investments							126,879,500
Percentage of outstanding voting securities								100.00%
Other Expenses								$ 100,000
Trust account public shares description								(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the Trust Account assets
Cash						322,830	1,368,608	$ 322,830	$ 1,368,608
Working capital deficit						468,373		468,373
Net loss							(116,890)	(3,438,450)
Accumulated deficit						$ 4,896,336	2,914,386	$ 4,896,336	$ 2,914,386
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Proceeds from Issuance Initial Public Offering							$ 126,500,000
Common stock par value		$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights						18.00		18.00
Temporary Equity, Redemption Price Per Share						10.48	10.05	10.48	10.05
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Shares issued			4,628,674
Common stock par value						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Willow Lane Acquisition Corp [Member] | Common Class B [Member] | Common Stock [Member]
Shares issued							4,628,674
Net loss
Boost Run Holdings LLC [Member]
Cash						$ 9,747,000	335,000	9,747,000	$ 335,000
Working capital deficit						20,965,000		20,965,000
Percentage of business acquisition equity issued and outstanding											100.00%
Revenue								26,887,000	7,935,000
Net loss								16,274,000	212,000
Cash						9,747,000		9,747,000
Lease liabilities						39,744,000		39,744,000
Accumulated deficit						$ 17,039,000	$ 765,000	$ 17,039,000	$ 765,000
Boost Run Holdings LLC [Member] | Boost Run Inc [Member]
Installment notes consideration	$ 8,500,000
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Volume-weighted average price	$ 12.50
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Volume-weighted average price	15.00
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Volume-weighted average price	$ 17.50
Boost Run Holdings LLC [Member] | August 2025 Warrant Cancellation Agreement [Member]
Shares issued					128
Boost Run Holdings LLC [Member] | Bridge Loan Agreement [Member] | Subsequent Event [Member]
Cash withdrew										$ 5,000,000
Boost Run Holdings LLC [Member] | Common Class A [Member] | Common Stock [Member]
Shares issued
Boost Run Holdings LLC [Member] | Common Class A [Member] | Maximum [Member]
Shares contingent upon stock performance	7,875,000
Boost Run Holdings LLC [Member] | Common Class B [Member] | Amended And Restated LLC Agreement [Member]
Units granted				506
Boost Run Holdings LLC [Member] | Common Class A and B [Member] | Boost Run Inc [Member]
Common stock par value	$ 10
Equity consideration	$ 441,500,000
Benchmark Merger Sub I Inc [Member]
Percentage of business acquisition equity issued and outstanding						100.00%		100.00%
Consideration amount						$ 100
Benchmark Merger Sub I Inc [Member] | Common Stock [Member]
Common stock par value						$ 0.0001		$ 0.0001
Stock issued during the period , acquisitions						1,000
Benchmark Merger Sub II Inc [Member]
Percentage of business acquisition equity issued and outstanding						100.00%		100.00%
Consideration amount						$ 100
IPO [Member] | Willow Lane Acquisition Corp [Member]
Shares issued		12,650,000
Shares Issued, Price Per Share		$ 10.03
Proceeds from Issuance Initial Public Offering		$ 126,500,000
Payments to Acquire Investments		$ 126,879,500
IPO [Member] | Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Sale of Stock, Price Per Share		$ 11.50
Over-Allotment Option [Member] | Willow Lane Acquisition Corp [Member]
Shares Issued, Price Per Share		$ 10.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		1,650,000
Sale of Stock, Price Per Share		$ 10.00
Private Placement [Member] | Willow Lane Acquisition Corp [Member]
Sale of Stock, Number of Shares Issued in Transaction							5,145,722	5,145,722
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.00		$ 1.00
Proceeds from Issuance of Private Placement								$ 5,145,722
Private Placement [Member] | Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						11.50		$ 11.50
Sale of Stock, Price Per Share						$ 11.50		$ 11.50